Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q1PH

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Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 31

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), July 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.5%
Residential REITs 0.5%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 36,724,999
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
36,724,999
Municipal Bonds 97.9%
Alabama 3.9%
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,003,428
Black Belt Energy Gas District ,
c
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 25,697,661
c
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,099,213
c
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,170,678
c
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,602,725
Revenue , 2025 G , 5% , 10/01/35 ....................................... 12,000,000 12,378,240
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,426,613
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 39,600,000 41,162,141
d
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 12,200,000 11,052,196
Energy Southeast A Cooperative District ,
c
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 26,657,531
c
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,293,231
e
Revenue , 2026 A-1 , 5% , 4/01/34 ...................................... 7,950,000 8,214,682
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.25% , 8/01/53 ..... 8,000,000 8,075,094
Jacksonville State University , Revenue , 2023 A , AG Insured , 5.5% , 8/01/58 ...... 2,000,000 2,044,380
Southeast Energy Authority A Cooperative District ,
c
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,586,355
c
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,284,891
Revenue , 2024 A , 5% , 11/01/35 ....................................... 20,000,000 20,392,310
c
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 25,660,000 25,777,661
c
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 14,000,000 14,280,394
Revenue , 2025 H , 5% , 11/01/35 ....................................... 16,000,000 16,570,853
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........ 5,000,000 5,049,320
298,819,597
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2015-3 , 5% , 10/01/39 ........... 200,000 200,177
Alaska Railroad Corp. , Revenue , 2025 , AG Insured , 6% , 10/01/50 ............... 2,800,000 3,029,790
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,728,352
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 480,000 461,411
6,419,730
Arizona 2.0%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 205,046
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 220,035
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 8,002,423

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
c
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. $ 9,000,000 $ 9,084,964
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,018,992
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 23,867,963
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,006,297
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ..... 6,000,000 6,758,367
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ..... 5,000,000 5,763,488
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ..... 9,860,000 11,456,611
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,792,128
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,198,643
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 22,996,608
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 17,614,114
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,314,538
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/47 ......................................................... 6,245,000 6,480,102
150,780,319
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 3,600,000 3,627,050
City of Centerton ,
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/44 ................. 2,250,000 2,150,930
Sales & Use Tax , Revenue , 2024 , AG Insured , 4.125% , 11/01/49 .............. 1,400,000 1,338,032
Sales & Use Tax , Revenue , 2024 , AG Insured , 4% , 11/01/54 ................. 1,280,000 1,291,638
8,407,650
California 9.1%
d
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,798,260
c
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,686,993
California Community Choice Financing Authority ,
c
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,176,581
c
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 45,351,530
c
Revenue , 2025 A , Mandatory Put , 5% , 5/01/35 ............................ 1,750,000 1,767,859
c
Revenue , 2026 A-1 , Mandatory Put , 5% , 2/01/36 .......................... 5,000,000 5,244,893
Revenue , 2026 B , 5% , 3/01/36 ........................................ 16,000,000 16,432,965
d
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 18,490,893
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 14,187,917
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,798,963
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5% , 8/15/42 425,000 433,680
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.125% ,
8/15/47 ........................................................ 620,000 626,566
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 7,864,704
Enloe Medical Center Obligated Group , Revenue , 2022 A , AG Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 12,629,711
d
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 7,772,493
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,441,795

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... $ 26,500,000 $ 19,798,243
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,070,981
Corona-Norco Unified School District ,
GO , C , AG Insured , 6.2% , 8/01/29 ..................................... 3,250,000 3,364,144
GO , C , Pre-Refunded , AG Insured , 6.8% , 8/01/39 ......................... 8,500,000 8,846,048
f
GO , C , AG Insured , 4.12%, 8/01/39 .................................... 7,500,000 4,435,589
d
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,310,247
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,469,440
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,528,417
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 10,755,381
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,109,155
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,520,000 2,254,408
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,098,714
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,565,367
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,682,740
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,122,998
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,642,528
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 21,164,022
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 18,770,890
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AG Insured , 5.4% , 1/15/30 .................... 15,475,000 16,819,897
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 23,340,874
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 12,500,000 14,756,960
f
New Haven Unified School District ,
GO , 2009 , AG Insured , 3.37%, 8/01/31 .................................. 2,055,000 1,741,076
GO , 2009 , AG Insured , 3.49%, 8/01/32 .................................. 7,830,000 6,372,433
GO , 2009 , AG Insured , 3.56%, 8/01/33 .................................. 7,660,000 5,995,740
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,882,338
f
Rialto Unified School District , GO , 2011 A , AG Insured , 4.36%, 8/01/36 ........... 20,000,000 13,046,498
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,317,780
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 5% , 5/01/49 ........................................ 26,805,000 26,898,849
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,032,885
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 .................... 2,500,000 2,428,493
f
San Mateo Foster City School District , GO , A , 5.454%, 8/01/42 ................. 50,000,000 56,285,020
f
San Mateo Union High School District ,
GO , 2011 A , 6.037%, 9/01/33 ......................................... 6,065,000 6,219,603
GO , 2011 A , 6.376%, 9/01/41 ......................................... 20,000,000 21,863,168
f
Santa Ana Unified School District ,
GO , 2009 B , AG Insured , 3.55%, 8/01/35 ................................ 10,000,000 7,302,382
GO , 2009 B , AG Insured , 3.66%, 8/01/36 ................................ 18,865,000 13,171,420
GO , 2009 B , AG Insured , 3.76%, 8/01/37 ................................ 10,000,000 6,660,825
g
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.1% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,836,810
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 .................... 20,000 20,038
f
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AG Insured , 3.07%, 8/01/29 .......................... 10,000,000 9,130,978
GO , C-1 , Refunding , AG Insured , 3.2%, 8/01/30 ........................... 20,845,000 18,375,209
GO , C-1 , Refunding , AG Insured , 3.32%, 8/01/31 .......................... 20,000,000 16,986,452
GO , C-1 , Refunding , AG Insured , 3.44%, 8/01/32 .......................... 10,730,000 8,758,362
691,939,205

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 2.8%
d
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... $ 3,555,000 $ 3,659,617
f
Aurora Crossroads Metropolitan District No. 2 ,
GO , 2025 A-1 , Refunding , 0.396%, 12/01/55 ............................. 8,250,000 7,755,536
GO , 2025 A-2 , Refunding , 0.41%, 12/01/55 .............................. 7,750,000 7,261,223
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,836,356
d
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,491,463
City & County of Denver ,
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 10,757,125
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,059,006
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/37 .......... 10,000,000 10,212,280
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/43 .......... 5,000,000 5,059,381
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5.25% , 12/01/43 ....... 11,045,000 11,246,340
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5% , 12/01/48 .......... 15,500,000 15,417,799
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 29,690,000 29,697,494
f
Pledged Excise Tax , Revenue , 2018 A-2 , 4.16%, 8/01/35 .................... 2,000,000 1,385,441
f
Pledged Excise Tax , Revenue , 2018 A-2 , 4.21%, 8/01/36 .................... 2,500,000 1,654,214
f
Pledged Excise Tax , Revenue , 2018 A-2 , 4.26%, 8/01/37 .................... 2,455,000 1,551,801
f
Pledged Excise Tax , Revenue , 2018 A-2 , 4.28%, 8/01/38 .................... 2,000,000 1,209,547
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,017,131
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.625% , 9/15/59 ........ 6,505,000 6,541,712
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 11,220,288
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 10,757,840
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 4,174,193
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 ..... 1,736,000 1,646,128
d
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,893,922
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 ................. 1,575,000 1,480,013
d
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,550,298
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,906,743
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 1,375,000 1,442,881
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 20,000,000 23,225,368
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AG Insured , 5% , 12/01/48 .......................... 800,000 807,307
GO , 2023 , Refunding , AG Insured , 5.125% , 12/01/57 ....................... 2,150,000 2,160,361
Westminster Public Schools , GO , 2024 A , 5% , 12/01/49 ...................... 15,000,000 15,544,652
209,623,460
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,179,619
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,531,747
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,646,156
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,478,664
17,836,186
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,097,911
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,401,201
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,004,850
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 600,000 531,504

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Delaware (continued)
Delaware State Economic Development Authority, (continued)
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... $ 3,300,000 $ 2,675,210
6,710,676
Florida 8.5%
Abbott Square Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 1,300,000 1,304,841
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,335,638
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,518,431
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,015,000 4,542,842
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,709,435
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,256,421
d
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 607,675
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 9,977,221
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,556,695
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 3,310,000 2,979,160
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 3,895,000 3,450,500
Capital Trust Agency, Inc. ,
d
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 22,800,000 20,397,739
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 425,000 424,161
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 288,927
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 310,642
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 380,437
d
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,376,991
Capital Trust Authority ,
d,f
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 6.33%,
3/01/29 ........................................................ 55,185,000 47,098,074
Seaside School Consortium, Inc. , Revenue , 2024 A , 5.125% , 6/15/59 ........... 1,485,000 1,349,679
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 5,003,125
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,828,640
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,201,928
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 963,682
Special Assessment , 2021 , 4% , 5/01/52 ................................. 2,870,000 2,375,782
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,115,025
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 8,925,042
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 ................. 10,325,000 10,472,161
City of Gainesville ,
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 18,010,000 18,319,426
Utilities System , Revenue , 2019 A , Pre-Refunded , 5% , 10/01/47 ............... 125,000 132,773
f
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, 2.85%, 10/01/26 ........ 1,500,000 1,492,782
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , 2.85%, 10/01/26 .... 4,500,000 4,478,344

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 ................. $ 10,000,000 $ 10,058,798
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 2,939,232
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 3,955,088
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 8,157,689
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 5,115,716
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,896,470
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ...... 15,000,000 14,505,219
f
City of Tampa ,
State of Florida Cigarette Tax , Revenue , 2020 A , 4.21%, 9/01/35 .............. 755,000 518,821
State of Florida Cigarette Tax , Revenue , 2020 A , 4.32%, 9/01/36 .............. 800,000 522,248
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 ..... 15,000,000 12,845,953
County of Miami-Dade ,
Aviation , Revenue , 2025 A , 5.25% , 10/01/50 ............................. 6,740,000 6,897,841
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,053,628
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,594,249
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,538,085
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 24,457,326
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,008,320
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,462,349
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ... 4,500,000 4,451,459
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51 1,000,000 876,442
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 561,531
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 960,701
d
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,963,552
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 6/15/54 ................................... 750,000 729,512
d
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,516,412
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,249,645
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,101,915
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,032,418
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 16,944,767
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 10,000,000 8,464,574
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 991,711
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AG Insured , 5.25% ,
7/01/47 ........................................................ 28,000,000 27,824,258
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 306,545
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 495,723
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,401,777
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/38 .................................................... 1,400,000 1,422,222
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 2,750,000 2,779,651

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Housing Finance Corp. ,
Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ......................... $ 1,410,000 $ 1,037,067
Revenue , 2025-3 , GNMA Insured , 5.05% , 7/01/50 ......................... 2,745,000 2,782,533
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 817,917
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 13,030,761
Revenue, Sub. Lien , 2017 A , 5% , 10/01/47 ............................... 10,925,000 10,937,732
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,501,440
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,178,088
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,470,670
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,610,370
Hillsborough County Aviation Authority , Revenue , 2018 E , 5% , 10/01/48 .......... 5,000,000 5,005,815
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,599,587
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,639,765
Jacksonville Aviation Authority , Revenue , 2026 , 5.25% , 10/01/55 ................ 5,000,000 5,081,723
Keys Edge Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.375% , 5/01/55 .............. 1,000,000 966,735
d,e
Assessment Area 2 , Special Assessment , 144A, 2026 , 5.8% , 5/01/56 ........... 660,000 658,895
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 665,832
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 246,156
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,106,756
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 6% , 5/01/56 ................................. 7,210,000 7,481,621
Assessments , Special Assessment , 2024 , 5.55% , 5/01/54 ................... 530,000 534,356
Calusa , Special Assessment , 2025 , 5.9% , 5/01/55 ......................... 1,000,000 1,032,368
Saddlestone Project Phase 1/2 , Special Assessment , 2026 , 5.5% , 5/01/56 ....... 1,800,000 1,807,761
Lee County Industrial Development Authority ,
Shell Point Obligated Group , Revenue , 2019 , 5% , 11/15/44 .................. 6,360,000 6,441,528
Shell Point Obligated Group , Revenue , 2024 C , 5% , 11/15/54 ................. 2,715,000 2,672,994
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 213,562
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 865,543
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 802,032
Miami-Dade County Expressway Authority , Revenue , A , Refunding , 5% , 7/01/40 .... 40,000,000 40,164,912
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,102,527
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,700,000 4,852,082
d
Newton Road Community Development District , Special Assessment , 144A, 2025 ,
5.75% , 6/15/55 ................................................... 875,000 877,433
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 750,000 741,523
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,207,764
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,319,729

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... $ 1,235,000 $ 1,235,282
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 5,059,981
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 126,056
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,789,382
Lifespace Communities, Inc. Obligated Group , Revenue , 2026 B , 5.625% , 5/15/61 . 2,825,000 2,830,680
PBR Community Development District , User Fee , Special Assessment , 2026 A-2 ,
Refunding , 5.125% , 3/01/56 .......................................... 1,000,000 956,853
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.625% , 5/01/34 1,200,000 997,123
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AG Insured , 2.8% , 5/01/37 995,000 782,364
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,452,885
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 680,805
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,110,812
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 416,414
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 651,299
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,352,406
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,591,323
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,356,951
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 608,868
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,032,654
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,817,363
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 12,808,271
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 8,695,112
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 20,947,965
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 416,217
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 236,074
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 513,458
Southern Groves Community Development District No. 5 , Assessment Area , Special
Assessment , 2026 , 5.7% , 5/01/52 ..................................... 1,350,000 1,330,946
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,934,367
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ........... 260,000 261,296
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 920,043
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,628,427
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,165,000 960,926
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,809,646
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 .............................. 5,000,000 4,981,179
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55 1,720,000 1,648,658

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AG Insured , 5% , 11/01/35 ............... $ 5,000,000 $ 5,016,527
d
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 745,000 714,556
Special Assessment , 144A, 2024 , 4.8% , 5/01/55 .......................... 1,730,000 1,608,065
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,517,528
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 5,975,000 5,933,756
Village Community Development District No. 16 , Special Assessment , 2025 , 5.125% ,
5/01/56 ......................................................... 5,500,000 5,371,402
Volusia County Educational Facility Authority , Embry-Riddle Aeronautical University,
Inc. , Revenue , 2020 A , Refunding , 5% , 10/15/49 .......................... 3,000,000 3,046,970
West Lake Community Development District , Special Assessment , 2025 , 5.5% , 6/15/55 885,000 864,892
Wildwood Utility Dependent District , Revenue , 2023 , AG Insured , 5.5% , 10/01/53 ... 6,970,000 7,301,346
646,548,771
Georgia 3.6%
Atlanta Development Authority (The) ,
d
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/50 ............. 1,650,000 1,695,208
d
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 1,550,000 1,578,725
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,028,903
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 13,558,820
City of Atlanta ,
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 10,000,000 9,951,200
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2023 E , 5.25% , 7/01/43 ... 4,250,000 4,482,677
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,906,680
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,181,275
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 17,620,856
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,352,068
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 17,360,239
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 7,985,000 8,155,298
f
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.67%, 12/01/45 .................. 40,517,316 20,191,869
Fayette County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 A , 5% , 7/01/46 ........................................ 15,000,000 15,002,013
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,065,000 5,065,591
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 10,250,000 10,399,644
Main Street Energy, Inc. , Revenue , 2025 D , 5% , 12/01/33 ..................... 7,500,000 7,791,979
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,220,001
c
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 10,000,000 10,053,548
c
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 5,000,000 5,022,116
c
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 34,980,202
c
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,065,862
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2025 A , 5% , 7/01/55 ........ 12,500,000 12,922,921
Municipal Electric Authority of Georgia ,
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 5% , 1/01/63 ..... 7,920,000 7,569,577
PowerSouth Energy Cooperative , Revenue , 2022 A , 5.5% , 7/01/63 ............ 2,500,000 2,539,612
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 5,000,000 5,084,909
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,005,879

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.25% , 6/01/61 .. $ 4,325,000 $ 4,194,055
270,981,727
Hawaii 1.5%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2024 A , 5% , 7/01/49 .............. 15,400,000 15,932,848
Wastewater System , Revenue, Senior Lien , 2024 A , 5.25% , 7/01/54 ............ 7,000,000 7,317,898
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 21,040,338
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,337,370
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,025,098
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,408,832
Airports System , Revenue , 2025 C , Refunding , 5% , 7/01/45 .................. 2,390,000 2,466,537
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 8,472,294
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 13,721,318
112,722,533
Idaho 0.1%
Idaho Health Facilities Authority , St. Luke's Health System Ltd. Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 3/01/37 ............................... 7,750,000 7,927,979
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 359,147
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 540,525
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,018,385
9,846,036
Illinois 5.9%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 20,935,944
Chicago Midway International Airport , Revenue, Senior Lien , 2023 A , Refunding , BAM
Insured , 5.5% , 1/01/53 .............................................. 6,000,000 6,192,935
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,051,106
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 6,500,000 6,514,716
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,266,659
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 9,900,551
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 35,999,275
Revenue, Senior Lien , 2024 A , 5.5% , 1/01/53 ............................. 13,115,000 13,493,083
Revenue, Senior Lien , 2025 E , BAM Insured , 5% , 1/01/60 ................... 6,000,000 5,976,212
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 4,210,000 4,314,681
GO , 2023 A , 5.5% , 1/01/40 ........................................... 15,555,000 15,873,307
GO , 2024 A , 5% , 1/01/45 ............................................ 3,130,000 2,956,726
GO , 2024 A , 5.25% , 1/01/45 .......................................... 5,690,000 5,538,623
GO , 2025 A , 6% , 1/01/50 ............................................ 24,280,000 25,180,861
Waterworks , Revenue , 2026 A , BAM Insured , 5.25% , 11/01/61 ................ 5,000,000 5,175,709
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,771,164
a,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 1,049,554 —
a,h
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 494,846 —
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 680,043
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 832,986
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 609,181

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Memorial Health System , Revenue , 2026 , 5.5% , 4/01/56 .................... $ 7,000,000 $ 7,270,460
Moorings of Arlington Heights LLC Obligated Group (The) , Revenue , 2025 A ,
Refunding , 5.375% , 11/01/50 ....................................... 1,435,000 1,430,671
Moorings of Arlington Heights LLC Obligated Group (The) , Revenue , 2025 A ,
Refunding , 5.375% , 11/01/55 ....................................... 1,305,000 1,278,541
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 2,590,000 2,607,120
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/40 ......................... 3,700,000 3,504,616
GO , 2020 C , Refunding , AG Insured , 4% , 1/01/45 ......................... 3,125,000 2,898,553
Metropolitan Pier & Exposition Authority ,
f
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 4.33%, 12/15/37 .......................................... 10,000,000 6,174,754
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 5% , 6/15/50 ............................................ 8,500,000 8,437,736
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 36,000,000 29,978,910
Sangamon County School District No. 186 Springfield , GO , 2026 D , BAM Insured ,
5.5% , 6/01/66 .................................................... 4,400,000 4,598,638
f
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , 3.44%, 12/01/26 ....................................... 2,465,000 2,436,792
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AG Insured , ETM, 2.91%, 12/01/26 ................................... 5,235,000 5,184,166
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,002,574
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,158,024
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,025,122
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,581,255
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,430,363
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,338,388
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,340,717
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,387,564
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,353,499
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 4,838,250
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 15,628,897
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 28,509,469
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 15,763,137
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 19,364,742
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 10,683,072
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 16,894,723
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,600,212
GO , 2026 C , 5.5% , 4/01/51 .......................................... 6,220,000 6,511,683
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,660,000 9,859,661
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 770,000 780,774
d
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 6,885,000 6,866,893
445,983,738
Indiana 1.8%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,210,450
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 ..... 10,000,000 7,008,985

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... $ 11,955,000 $ 11,965,335
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 14,391,412
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,766,350
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,173,852
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,565,833
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 5,867,725
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 16,859,206
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,515,000 22,191,248
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 6,229,522
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,418,328
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,758,375
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.375% , 5/01/50 . 5,400,000 5,432,097
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.5% , 5/01/54 ... 5,400,000 5,449,050
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,585,434
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/55 ........................................................ 7,765,000 7,941,923
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 2,000,000 2,026,719
Indiana Municipal Power Agency , Revenue , 2016 A , Refunding , 4% , 1/01/42 ....... 5,860,000 5,709,613
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 2,750,000 2,842,984
138,394,441
Iowa 0.5%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,400,319
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,599,987
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 3,098,637
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,238,779
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,094,757
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,542,105
Iowa Tobacco Settlement Authority , Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 .. 20,730,000 17,633,786
35,608,370
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... 5,000,000 5,004,876
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,577,871
21,582,747
Kentucky 1.8%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,442,091
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ... 5,000,000 4,712,519
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,010,443
County of Carroll , Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .. 3,000,000 2,622,880
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,403
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ....... 2,340,000 1,537,416
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,501,186
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,079,988

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Bond Development Corp., (continued)
Collegiate Housing Foundation - Bowling Green LLC , Revenue , 2026 A , AG Insured ,
5.25% , 7/01/61 .................................................. $ 5,800,000 $ 5,932,761
PRG Wildcats LLC , Revenue , 2026 A , 5.5% , 10/31/56 ...................... 4,080,000 4,266,817
PRG Wildcats LLC , Revenue , 2026 A , 5% , 10/31/58 ........................ 6,660,000 6,550,154
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,126,070
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 641,316
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 276,704
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,323,146
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,000,000
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,763,324
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,028,779
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,785,702
Kentucky Public Energy Authority ,
c
Revenue , 2022 A-2 , Mandatory Put , 3.645% , 8/01/30 ....................... 5,000,000 5,027,243
Revenue , 2025 B , 5% , 12/01/33 ....................................... 23,465,000 23,834,011
Revenue , 2025 C , Refunding , 5% , 5/01/36 ............................... 14,830,000 15,369,533
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 ......... 2,000,000 1,314,031
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2017 A , 4% ,
5/15/48 ......................................................... 2,750,000 2,463,258
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,374,528
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................ 2,250,000 2,124,962
139,109,265
Louisiana 3.3%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,018,644
Water & Sewer , Revenue, Junior Lien , 2019 B , AG Insured , 4% , 12/01/44 ........ 6,535,000 6,148,083
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,500,000 7,532,908
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,255,000 3,763,474
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,150,000 1,944,761
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,867,545 1,678,215
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,900,000 1,710,130
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 8,180,000 7,660,909
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 3,510,000 3,132,559
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,135,000 4,541,819
f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.43%, 12/01/44 ................................................. 59,310,000 38,218,409
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 50,725,000 51,401,124
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 2,000,000 2,059,173
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 8,707,625
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,026,050
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,502,626
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AG
Insured , 3% , 5/15/47 .............................................. 9,925,000 7,437,562
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 17,500,000 17,892,402
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,024,387
d
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 10,595,423

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
South Quad L3C , Revenue , 2025 , AG Insured , 5.25% , 7/01/65 ................ $ 5,000,000 $ 5,083,614
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,625,089
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 2,000,000 1,926,812
247,631,798
Maine 0.0%
†
Finance Authority of Maine , University of New England , Revenue , 2025 , 5.5% , 7/01/55 2,500,000 2,605,192
Maryland 1.6%
Maryland Economic Development Corp. ,
Morgan State University Student Housing , Revenue , 2020 , 4.25% , 7/01/50 ....... 1,000,000 872,361
Morgan State University Student Housing , Revenue , 2020 , 5% , 7/01/56 ......... 1,415,000 1,360,960
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,006,695
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 9,824,800
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 10,000,000 10,019,809
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,541,807
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 19,138,979
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 28,325,000 28,394,051
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,537,636
Maryland Stadium Authority , State of Maryland Built to Learn , Revenue , 2024 , 4% ,
6/01/49 ......................................................... 11,750,000 10,776,243
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,215,744
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,175,342
124,864,427
Massachusetts 1.1%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 10,000,000 9,499,981
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,283,848
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28 10,000,000 10,450,372
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 14,747,383
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,193,522
Massachusetts Educational Financing Authority ,
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,077,163
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 6,000,000 5,870,882
Revenue , 2026 B , Refunding , 5.25% , 7/01/56 ............................. 4,000,000 3,879,912
Revenue, Sub. Lien , 2017 B , Refunding , 4.25% , 7/01/46 .................... 1,835,000 1,620,691
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 .................. 24,870,000 25,036,099
85,659,853
Michigan 0.9%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,018
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,018
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 1,005,006
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 2,001,780
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,498,489

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... $ 250,000 $ 246,518
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,194,740
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,382,078
Michigan State Housing Development Authority ,
Revenue , 2023 B , Refunding , 5% , 6/01/54 ............................... 3,500,000 3,522,745
Revenue , 2025 C , 5% , 6/01/46 ........................................ 7,950,000 8,044,244
Revenue , 2025 C , 5.05% , 6/01/51 ..................................... 10,000,000 10,054,977
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 13,345,000 13,118,859
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,612,737
Pontiac School District , GO , 2020 , 4% , 5/01/50 ............................. 8,665,000 7,654,432
Southfield Public Schools , GO , 2026 , 5% , 5/01/56 ........................... 2,350,000 2,381,621
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AG Insured , 5.5% , 12/01/48 .................................... 5,000,000 5,229,646
66,967,908
Mississippi 1.1%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,340,946
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,550,908
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AG Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,493,856
d
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,310,000 2,180,606
d
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 7,595,000 7,575,026
f
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 51,565,000 33,227,656
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , Refunding , 5% ,
9/01/36 ........................................................ 6,350,000 6,360,917
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , Refunding , 5% ,
9/01/46 ........................................................ 20,000,000 20,034,384
82,764,299
Missouri 0.8%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 18,731,568
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 4,000,007
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,091,763
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AG Insured , 5% , 3/01/49 ...................................... 20,000,000 19,999,552
Missouri Housing Development Commission , Revenue , 2025 D , GNMA Insured ,
5.05% , 11/01/45 ................................................... 4,990,000 5,100,086
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AG Insured , 5% ,
10/01/45 ........................................................ 5,000,000 5,115,495
58,038,471
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/43 ............................... 6,440,000 6,519,463

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska 0.3%
c
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... $ 10,000,000 $ 10,358,671
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................ 12,935,000 11,803,754
22,162,425
Nevada 0.1%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,716,279
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 850,000 861,813
Reno-Tahoe Airport Authority , Revenue , 2024 A , 5.25% , 7/01/54 ................ 1,860,000 1,883,922
5,462,014
New Hampshire 0.6%
New Hampshire Business Finance Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 C , 5.25% , 7/01/54 21,315,000 20,855,511
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 10,000,000 9,816,260
e
Maine Sustainable Energy Partners LLC , Revenue , 2026 A , 5% , 8/01/56 ........ 5,405,000 5,368,121
g
National Finance Authority , Revenue , FRN , 2024-3 , A , 4.162% , 10/20/41 ........ 4,932,777 4,711,033
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,274,511
New Hampshire Health and Education Facilities Authority Act , Elliot Hospital Obligated
Group , Revenue , 2016 , Refunding , 5% , 10/01/38 .......................... 4,000,000 4,003,633
47,029,069
New Jersey 2.8%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,178,952
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 . 4,000,000 4,344,426
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2020 A , 5% , 11/01/44 ....................... 10,000,000 10,251,088
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 10,000,000 10,148,246
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,011,963
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,377,208
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 5,500,000 5,519,053
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 200,000 199,922
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 3,890,000 3,765,398
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 5,875,000 5,616,559
New Jersey Transportation Trust Fund Authority ,
f
State of New Jersey , Revenue , 2009 A , BAM Insured , 4.34%, 12/15/39 ......... 25,000,000 14,166,258
State of New Jersey , Revenue , 2015 AA , 5% , 6/15/45 ...................... 15,000,000 15,004,034
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/36 .............. 7,000,000 7,212,563
State of New Jersey , Revenue , 2019 AA , 5.25% , 6/15/43 .................... 5,000,000 5,121,942
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/35 ...................... 3,000,000 3,173,714
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/37 ...................... 5,220,000 5,480,698
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/38 ...................... 1,000,000 1,045,870
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/39 ...................... 4,240,000 4,416,264
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/40 ...................... 2,500,000 2,596,421
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 12,000,000 12,292,091
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 39,000,000 35,612,171
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/31 ............... 7,250,000 7,837,801
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/33 ............... 1,250,000 1,340,843
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 17,000,000 15,627,219
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 2,000,000 2,286,551

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Tobacco Settlement Financing Corp. , Revenue, Sub. Lien , 2018 B , Refunding ,
5% , 6/01/46 ...................................................... $ 20,000,000 $ 19,343,946
212,971,201
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 18,585,381
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,052,969
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 959,453
34,597,803
New York 7.3%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. 2,200,000 1,864,324
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,560,267
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,640,903
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,466,425
GO , 2025 G-1 , 5.25% , 2/01/53 ........................................ 4,250,000 4,391,996
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 34,117,215
Genesee County Funding Corp. (The) , Monroe Sustainable Energy Partners LLC ,
Revenue , 2025 A , 5.5% , 12/01/55 ..................................... 3,500,000 3,607,458
Metropolitan Transportation Authority ,
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,185,834
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 46,885,743
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 8,946,660
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 24,556,980
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 35,735,570
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 17,144,320
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 810,074
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,082,635
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 18,352,618
Future Tax Secured , Revenue , 2026 A-1 , 5% , 5/01/42 ...................... 12,025,000 12,794,706
Future Tax Secured , Revenue, Sub. Lien , 2020 B-1 , 4% , 11/01/47 ............. 10,000,000 9,161,998
Future Tax Secured , Revenue, Sub. Lien , 2024 F-1 , 5.25% , 2/01/53 ............ 10,000,000 10,336,312
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 6,883,569
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 44,963,044
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 28,714,938
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,479,246
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,584,223
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,358,742
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 61,587,681
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,242
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 17,441,250
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 10,959,938
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,101,095
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,640,717
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,542,623
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,301,758

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AG Insured , 5.25% ,
12/31/54 ....................................................... $ 12,500,000 $ 12,703,167
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.125% , 6/30/60 ................. 2,000,000 1,990,549
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 10,390,000 10,326,306
JFK NTO LLC , Revenue , 2024 , AG Insured , 5% , 6/30/54 .................... 13,500,000 13,398,850
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 4,350,000 4,383,461
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ........... 13,500,000 11,969,029
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............ 10,000,000 8,977,945
549,955,411
North Carolina 0.7%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AG Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,132,587
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,108,363
f
North Carolina Turnpike Authority ,
Revenue , 2009 B , AG Insured , 3.77%, 1/01/33 ............................ 25,000,000 19,707,307
Revenue , 2009 B , AG Insured , 3.85%, 1/01/34 ............................ 15,000,000 11,332,350
Revenue , 2009 B , AG Insured , 3.94%, 1/01/35 ............................ 15,215,000 10,989,679
49,270,286
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 2,300,000 2,114,914
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 2,000,000 1,743,939
Altru Health System Obligated Group , Revenue , 2023 A , AG Insured , 5% , 12/01/53 2,440,000 2,446,003
City of Horace , GO , 2026 B , Refunding , BAM Insured , 4.9% , 5/01/51 ............. 3,250,000 3,242,655
North Dakota Housing Finance Agency , Revenue , 2025 A , 5% , 7/01/50 ........... 5,500,000 5,565,647
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AG Insured , 4% , 4/01/44 .............................. 9,000,000 8,294,035
Revenue , 2019 A , AG Insured , 4% , 4/01/50 .............................. 9,620,000 8,226,150
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,552,606
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 10,055,606
47,241,555
Ohio 1.5%
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,614,097
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/55 ... 17,835,000 18,475,582
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 9,548,371
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,255
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,656,416
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,100,204
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,351,622
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,169,256
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,383,914
e
Ohio Housing Finance Agency , Revenue , 2026 C , Refunding , GNMA Insured , 5% ,
9/01/56 ......................................................... 2,000,000 1,998,586
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 38,525,704
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 9,445,000 8,555,677

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , Pre-Refunded ,
4% , 1/01/46 .................................................... $ 555,000 $ 569,954
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 598,467
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,242,412
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/62 ................................................... 3,500,000 3,422,050
115,217,567
Oklahoma 0.1%
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ................... 6,000,000 6,311,229
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 ............. 4,000,000 3,717,909
10,029,138
Oregon 0.8%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ... 12,210,000 11,010,391
Multnomah County School District No. 1J Portland , GO , 2026 , 5% , 6/15/51 ........ 10,000,000 10,358,372
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,489,400
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,336,588
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,156,257
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 19,298,155
63,649,163
Pennsylvania 1.4%
Allentown Commercial and Industrial Development Authority ,
d
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/59 .................................................... 5,000,000 4,506,625
Lincoln Leadership Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ....... 1,600,000 1,621,482
Cumberland County Municipal Authority , Messiah Village Obligated Group , Revenue ,
2026 A , Refunding , 5.5% , 6/01/56 ..................................... 4,000,000 4,032,223
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,693,920
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 255,000 255,903
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 334,554
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,568,122
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 10,941,292
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,858,944
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 562,487
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,009,336
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 8,826,022
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 4,034,773
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,260,067
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,008,782
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 4,900,527
UPMC Obligated Group , Revenue , 2026 A , Refunding , 5% , 12/15/56 ........... 12,000,000 11,954,045
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 8,946,660

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, (continued)
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. $ 5,510,000 $ 5,626,000
Revenue , 2025-149 A , Refunding , 5.2% , 4/01/53 .......................... 2,815,000 2,840,887
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,139,513
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 7,737,238
108,659,402
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , PRG - RI Properties LLC ,
Revenue , 2025 A , AG Insured , 5% , 7/01/55 .............................. 2,375,000 2,303,711
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ... 90,000 90,196
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 1,970,000 1,886,766
Revenue, Senior Lien , 2025 A , 5% , 12/01/44 ............................. 4,795,000 4,747,072
9,027,745
South Carolina 1.2%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,242,558
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,265,000 1,067,898
Medical University Hospital Authority , Revenue , 2026 , FHA Insured , 5.25% , 11/15/54 . 2,900,000 2,961,421
c
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,588,976
South Carolina Jobs-Economic Development Authority ,
d
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 24,172,970
d
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 743,022
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 15,000,000 15,061,717
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 9,974,059
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,057,652
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 5,000,000 5,045,294
87,915,567
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,322,235
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 15,033,617
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,447,987
34,803,839
Tennessee 3.7%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 999,971
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,886,101
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 25,075,000 22,003,628
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,268,262
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 120,257
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ... 5,000,000 4,792,584
City of Memphis , Memphis Light Gas & Water Division Electric System , Revenue , 2020
A , 3% , 12/01/42 ................................................... 2,470,000 1,967,242
City of Portland , Water & Sewer , Revenue , 2020 , AG Insured , 3% , 4/01/45 ........ 1,775,000 1,351,470
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................ 5,000,000 4,792,584

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... $ 5,810,000 $ 5,964,663
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,049,464
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 22,847,872
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 2,992,250
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 4,880,322
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,688,305
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 2,927,488
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,255,151
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 ................. 1,000,000 747,304
Memphis-Shelby County Airport Authority , Revenue , 2021 A , 5% , 7/01/45 ......... 12,235,000 12,309,503
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 3,089,843
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 7,108,376
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 8,890,000 6,829,209
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,286,940
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,627,162
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 17,474,682
Revenue , 2019 B , 5% , 7/01/54 ........................................ 11,495,000 11,341,124
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,270,375
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,576,613
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 ................. 4,000,000 4,017,902
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ...... 2,015,000 1,701,095
c
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 57,953,924
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 545,000 505,076
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 547,078
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 914,010
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,408,869
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,097,489
Revenue , 2025-2A , Refunding , 5.1% , 7/01/45 ............................ 1,250,000 1,275,996
West Wilson Utility District of Wilson County Tennessee , Revenue , 2026 , Refunding ,
4.5% , 6/01/56 .................................................... 2,000,000 1,891,818
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 . 1,200,000 931,515
281,693,517
Texas 10.3%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,274,726
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,460,267
Arlington Higher Education Finance Corp. ,
Harmony Public Schools , Revenue , 2024 , PSF Guaranty , 4% , 2/15/54 .......... 5,000,000 4,243,866
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/55 5,500,000 5,257,725
Riverwalk Education Foundation, Inc. , Revenue , 2025 , PSF Guaranty , 4.5% , 8/15/60 5,500,000 5,203,155
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........ 7,500,000 6,661,089
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 8,900,570
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 ..... 8,000,000 7,171,252
City of Arlington , Special Tax, Senior Lien , 2018 A , AG Insured , 4% , 2/15/44 ....... 20,000,000 18,201,012

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Austin ,
Airport System , Revenue , 2019 B , 5% , 11/15/44 ........................... $ 8,110,000 $ 8,221,098
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,398,768
d
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,280,448
d
City of Celina ,
Mosaic Public Improvement District Phase No. 1B , Special Assessment , 144A, 2024 ,
5.375% , 9/01/53 ................................................. 500,000 499,663
Sutton Fields II Public Improvement District , Special Assessment , 144A, 2019 ,
4.25% , 9/01/49 .................................................. 3,065,000 2,645,655
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 7,881,344
Utility System , Revenue, Senior Lien , 2025 , Refunding , AG Insured , 5% , 7/15/55 .. 7,500,000 7,596,195
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 17,619,224
d
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 16,135,006
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AG Insured ,
5.25% , 7/01/48 ................................................... 5,000,000 5,145,805
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 5.125% , 9/01/46 ............................... 891,000 895,663
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41 9,690,000 9,066,735
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,077,803
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,147,941
d
City of Manor , Lagos Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6% , 9/15/52 .................................. 975,000 996,381
d
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 815,917
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 350,451
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................ 3,500,000 3,081,373
d
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,381,134
d
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,658,766
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 597,721
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,157,908
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... 4,425,000 3,827,118
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,028,100
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 11,695,755
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 4,922,462
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........ 3,345,000 3,087,088
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ... 2,750,000 2,450,767
Conroe Independent School District , GO , 2025 , PSF Guaranty , 4% , 2/15/50 ....... 15,000,000 13,664,570
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 96,530
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 106,673
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 106,039

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Conroe Local Government Corp., (continued)
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... $ 85,000 $ 89,753
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 89,347
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 625,523
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 546,300
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ... 7,500,000 6,388,537
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 .... 8,030,000 8,305,534
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ...... 7,500,000 6,870,976
Fort Bend Independent School District , GO , 2025 A , Refunding , PSF Guaranty , 5.25% ,
8/15/55 ......................................................... 6,000,000 6,274,897
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 15,000,000 15,590,231
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ... 1,350,000 1,014,087
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,386,875
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 .... 2,000,000 1,902,608
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding , AG
Insured , 3.125% , 11/15/56 ........................................... 5,000,000 3,450,828
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 822,055
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 857,672
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,462,810
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 2,058,941
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,538,714
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .. 5,500,000 5,029,295
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,500,000 1,432,040
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 ....... 10,000,000 10,073,221
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 144,261
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 144,673
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 141,136
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 147,257
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 288,040
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 287,695
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 278,726
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 521,161
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 804,449
GO , 2024 , AG Insured , 4.375% , 9/01/48 ................................. 1,685,000 1,574,646
GO , 2024 , AG Insured , 4.5% , 9/01/54 ................................... 3,695,000 3,413,305
d
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,183,357 9,253,074
Lamar Consolidated Independent School District ,
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,279,756
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 8,412,641
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 14,066,627
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 .. 15,000,000 13,288,689
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/53 ......................................................... 5,555,000 5,662,840
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,000,106
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,664,066
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,876,201
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 212,519
Westminster Manor Obligated Group , Revenue , 2021 , 4% , 11/01/49 ............ 12,400,000 10,586,106

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... $ 5,000,000 $ 4,087,025
North Texas Tollway Authority ,
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 10,000,000 10,090,619
f
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.97%, 9/01/37 ...... 7,500,000 3,942,533
f
Special Projects System , Revenue , 2011 B , Pre-Refunded , 6.61%, 9/01/43 ...... 7,500,000 2,512,765
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 29,184,283
Northwest Independent School District ,
GO , 2023 , PSF Guaranty , 4% , 2/15/48 .................................. 7,000,000 6,463,847
GO , 2025 , PSF Guaranty , 5.25% , 2/15/55 ............................... 4,750,000 4,980,716
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 ..................... 4,000,000 4,000,948
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 14,205,000 12,014,818
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 3,027,074
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 813,132
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 34,313,219
San Jacinto River Authority ,
Revenue , 2011 , AG Insured , 5% , 10/01/32 ............................... 5,000,000 5,005,159
Revenue , 2011 , AG Insured , 5% , 10/01/37 ............................... 3,000,000 3,002,545
Southeast Regional Management District ,
GO , 2024 A , AG Insured , 4.25% , 4/01/49 ................................ 1,175,000 1,061,899
GO , 2024 A , AG Insured , 4.25% , 4/01/53 ................................ 1,755,000 1,546,282
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,188,553
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,653,270
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,069,871
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,172,410
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,175,819
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,068,291
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,182,441
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 10,853,657
c
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 13,859,593
Texas Municipal Gas Acquisition & Supply Corp. V ,
c
Revenue , 2024 , Mandatory Put , 5% , 1/01/34 ............................. 12,500,000 12,963,739
Revenue , 2026 , 5% , 4/01/36 ......................................... 17,155,000 17,722,640
Texas Municipal Gas Acquisition & Supply Corp. VI ,
Revenue , 2025 , 5% , 1/01/36 ......................................... 15,000,000 15,467,859
e
Revenue , 2026 A , 5.25% , 3/01/37 ..................................... 11,565,000 12,170,579
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,148,338
f
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , 5.32%, 8/01/48 ........ 6,250,000 1,999,538
State Highway 249 System , Revenue, First Tier , 2019 A , 5.37%, 8/01/49 ........ 5,000,000 1,501,960
State Highway 249 System , Revenue, First Tier , 2019 A , 5.41%, 8/01/50 ........ 5,500,000 1,554,044
Texas Water Development Board ,
State Revolving Fund , Revenue , 2025 , 4.8% , 10/15/56 ...................... 12,860,000 12,688,778
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 23,386,408
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 17,887,118
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 16,589,233

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... $ 708,000 $ 561,530
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 811,000 698,861
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 501,926
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 866,262
Travis County Development Authority , Special Assessment , 2025 , 5.25% , 9/01/54 ... 1,400,000 1,371,534
Viridian Municipal Management District , GO , 2023 , AG Insured , 5% , 12/01/49 ...... 1,000,000 1,006,966
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,652,760
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 581,497
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 426,949
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 990,479
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,040,693
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........ 23,445,000 23,676,505
782,594,946
Utah 1.5%
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ...................... 6,840,000 6,048,601
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,181,722
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 20,455,000 20,485,349
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,150,869
County of Utah , Intermountain Healthcare Obligated Group , Revenue , 2020 A ,
5% , 5/15/50 ...................................................... 15,725,000 15,906,536
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/55 3,750,000 3,961,782
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ...................... 9,645,000 9,998,839
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 549,333
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 351,898
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 528,557
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,310,160
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,496,196
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,232,352
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,623,421
Revenue , 2024 , 5.5% , 10/15/44 ....................................... 650,000 674,809
Revenue , 2024 , 5.5% , 10/15/48 ....................................... 750,000 761,811
Utah State University , Student Fee & Housing , Revenue , 2023 , 5% , 4/01/56 ....... 10,120,000 10,266,181
112,528,416
Virginia 0.6%
Hampton Roads Transportation Accountability Commission , Hampton Roads
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 19,000,000 19,258,713
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43 11,120,000 11,357,075
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 .................. 70,000 70,068
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 10,000,000 9,692,124
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,508,880
43,886,860

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 2.5%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. $ 20,000,000 $ 19,021,058
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 .......... 10,855,000 10,298,187
County of Spokane , Airport , Revenue , 2024 B , 5.25% , 1/01/49 ................. 11,690,000 11,912,636
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 34,480,000 32,301,305
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 ......... 4,500,000 4,323,354
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................ 5,000 5,007
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 ............................. 15,000,000 15,123,935
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 3,050,000 3,073,502
Vancouver Housing Authority ,
Revenue , 2024 , 4% , 8/01/34 ......................................... 6,000,000 5,797,080
Revenue , 2025 , 5% , 8/01/40 ......................................... 3,400,000 3,415,936
Washington Health Care Facilities Authority ,
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 264,326
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 265,040
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 274,609
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,096,646
d
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 810,000 709,388
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 22,963,185
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,175,884
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,004,200
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,378,192
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,634,476
d
Washington State Housing Finance Commission ,
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,840,000 2,420,518
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/64 .................................................. 17,500,000 17,530,821
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 4,420,000 4,667,051
190,656,336
West Virginia 0.6%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................ 3,000,000 2,920,464
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 8,250,000 7,829,327
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,069,449
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,162,518
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,026,390
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 10,000,000 10,002,939
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,009,376
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,435,896
44,456,359
Wisconsin 6.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 37,350,000 38,116,500
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 23,001,828 23,636,234

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
d
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 21,085,631 $ 17,300,381
f
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 184,234,136 92,111,652
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,539,173
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 9,469,950
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 876,189
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 7,552,605
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,283,130
c
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,234,715
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,155,813
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 6,842,309
d
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 20,599,484
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 20,425,000 21,009,468
d
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 21,145,469
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 2,755,000 2,695,610
d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 11,975,000 11,887,644
d,f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 122,250,000 79,338,245
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 22,477,834
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,695,689
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 609,188
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 24,370,439
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 4,049,217
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,424,667
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 13,775,000 14,225,356
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 7,980,000 8,738,908
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,103,813
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 7,721
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,409,330
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,500,006
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,450,631
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 2,135,000 2,045,560
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,125,000 1,913,880
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 4,005,224
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,272,281
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,597,896
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 970,519
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,870,797
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 13,858,936
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,475,607
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 1,108,024
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 771,107
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,085,361
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,393,854

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... $ 1,940,000 $ 1,992,088
508,218,504
U.S. Territories 2.3%
District of Columbia 1.8%
District of Columbia ,
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 19,875,416
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 24,054,710
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 3,832,436
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 965,666
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,795,676
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,247,949
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 9,999,545
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,113,807
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AG Insured , 6.5% ,
10/01/41 ....................................................... 25,000,000 25,153,658
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 11,691,552
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 12,372,231
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 12,000,000 12,186,321
138,288,967
Puerto Rico 0.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 5,780,000 5,783,117
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 A , 6.625% , 1/01/27 .................................... 317,172 316,533
Revenue , 2000 A , 6.625% , 1/01/28 .................................... 2,419,017 2,408,373
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,546,000 26,507,342
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 5,295,205
40,310,570
Total U.S. Territories .................................................................... 178,599,537
Total Municipal Bonds (Cost $ 7,604,157,864 ) ...................................
7,426,992,522
Total Long Term Investments (Cost $ 7,639,817,864 ) .............................
7,463,717,521
a
a a a a
Short Term Investments 1.1%
Municipal Bonds 1.1%
Arizona 0.1%
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.05% , 1/01/46 ............... 8,500,000 8,500,000
California 0.2%
i
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.8% , 10/01/54 ................................................... 14,600,000 14,600,000
Georgia 0.2%
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 3.1% , 4/01/47 ................ 11,600,000 11,600,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 33 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Minnesota 0.2%
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2.65% , 11/15/64 ............................................ $ 18,000,000 $ 18,000,000
Missouri 0.1%
i
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 3.1% , 6/01/44 ......... 6,000,000 6,000,000
New Jersey 0.0%
†
i
New Jersey Health Care Facilities Financing Authority ,
RWJ Barnabas Health Obligated Group , Revenue , 2026 B-3 , LOC TD Bank NA ,
Daily VRDN and Put , 2.8% , 7/01/61 .................................. 2,900,000 2,900,000
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.05% , 7/01/43 ................................. 700,000 700,000
3,600,000
North Carolina 0.1%
i
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2007 B , Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
3% , 1/15/38 ...................................................... 5,700,000 5,700,000
Tennessee 0.2%
i
Public Building Authority of Blount County Tennessee (The) , County of Blount , GO ,
D-3-A , SPA Bank of America NA , Daily VRDN and Put , 3.05% , 6/01/34 .......... 18,000,000 18,000,000
Total Municipal Bonds (Cost $ 86,000,000 ) ......................................
86,000,000
Total Short Term Investments (Cost $ 86,000,000 ) ................................
86,000,000
a
Total Investments (Cost $ 7,725,817,864 ) 99.5% ..................................
$7,549,717,521
Other Assets, less Liabilities 0.5% .............................................
35,280,017
Net Assets 100.0% ...........................................................
$7,584,997,538
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $796,402,412, representing 10.5% of net assets.
e
Security purchased on a when-issued basis.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — 36,724,999 36,724,999
Municipal Bonds :
Alabama ............................. — 298,819,597 — 298,819,597
Alaska ............................... — 6,419,730 — 6,419,730
Arizona .............................. — 150,780,319 — 150,780,319
Arkansas ............................. — 8,407,650 — 8,407,650
California ............................. — 691,939,205 — 691,939,205
Colorado ............................. — 209,623,460 — 209,623,460
Connecticut ........................... — 17,836,186 — 17,836,186
Delaware ............................. — 6,710,676 — 6,710,676
Florida ............................... — 646,548,771 — 646,548,771
Georgia .............................. — 270,981,727 — 270,981,727
Hawaii ............................... — 112,722,533 — 112,722,533
Idaho ................................ — 9,846,036 — 9,846,036
Illinois ............................... — 445,983,738 —
b
445,983,738
Indiana .............................. — 138,394,441 — 138,394,441
Iowa ................................ — 35,608,370 — 35,608,370
Kansas .............................. — 21,582,747 — 21,582,747
Kentucky ............................. — 139,109,265 — 139,109,265
Louisiana ............................. — 247,631,798 — 247,631,798
Maine ............................... — 2,605,192 — 2,605,192
Maryland ............................. — 124,864,427 — 124,864,427
Massachusetts ........................ — 85,659,853 — 85,659,853
Michigan ............................. — 66,967,908 — 66,967,908
Mississippi ............................ — 82,764,299 — 82,764,299
Missouri .............................. — 58,038,471 — 58,038,471
Montana ............................. — 6,519,463 — 6,519,463
Nebraska ............................. — 22,162,425 — 22,162,425
Nevada .............................. — 5,462,014 — 5,462,014
New Hampshire ........................ — 47,029,069 — 47,029,069
New Jersey ........................... — 212,971,201 — 212,971,201
New Mexico ........................... — 34,597,803 — 34,597,803
New York ............................. — 549,955,411 — 549,955,411
North Carolina ......................... — 49,270,286 — 49,270,286
North Dakota .......................... — 47,241,555 — 47,241,555
Ohio ................................ — 115,217,567 — 115,217,567
Oklahoma ............................ — 10,029,138 — 10,029,138
Oregon .............................. — 63,649,163 — 63,649,163
Pennsylvania .......................... — 108,659,402 — 108,659,402
Rhode Island .......................... — 9,027,745 — 9,027,745
South Carolina ......................... — 87,915,567 — 87,915,567
South Dakota .......................... — 34,803,839 — 34,803,839
Tennessee ............................ — 281,693,517 — 281,693,517
Texas ............................... — 782,594,946 — 782,594,946
Utah ................................ — 112,528,416 — 112,528,416
Virginia .............................. — 43,886,860 — 43,886,860
3. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Washington ........................... $ — $ 190,656,336 $ — $ 190,656,336
West Virginia .......................... — 44,456,359 — 44,456,359
Wisconsin ............................ — 508,218,504 — 508,218,504
U.S. Territories
District of Columbia ..................... — 138,288,967 — 138,288,967
Puerto Rico ........................... — 40,310,570 — 40,310,570
Short Term Investments ................... — 86,000,000 — 86,000,000
Total Investments in Securities ........... $— $7,512,992,522 $36,724,999 $7,549,717,521
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.